Income Taxes - Company's net deferred tax assets (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2023
Deferred tax assets:
Start-up/Organization costs	$ 487,830	$ 1,027,717
Net operating loss carryforwards	30,251
Total deferred tax assets	518,081	1,027,717
Valuation allowance	(518,081)	(1,027,717)
U.S. federal operating loss carryovers that do not expire	144,052	0
Valuation allowance	518,081	1,027,717
Unrecognized tax benefits	0	0	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0	$ 0